Other financial assets - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Other financial assets	£ 143	£ 133	£ 113
Disposal of investments	7	48
Fair value movements – OCI [member]
Disclosure of financial assets [line items]
Other financial assets	23	24
Disposal of investments	3	31
Cumulative gain (loss) on disposal of investments	(2)	23
Investments in unlisted securities [member]
Disclosure of financial assets [line items]
Other financial assets	143	133
Fair value through profit or loss [member]
Disclosure of financial assets [line items]
Other financial assets	£ 120	£ 109